LEASES	12 Months Ended
Mar. 31, 2020
LEASES [Abstract]
LEASES
Note 12 — LEASES

As discussed in Note 1, the Company adopted ASC 842 on a prospective basis on April 1, 2019 and used the effective date as the date of initial application. Therefore, prior period financial information has not been adjusted and continues to be reflected in accordance with the Company’s historical accounting policies. The lease standard establishes a ROU model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months.

The Company elected to adopt the “package of practical expedients,” which allows the Company to carry forward historical assessments of whether existing agreements contain a lease, classification of existing lease agreements and treatment of initial direct lease costs. The Company also elected to account for non-lease and lease components as a single lease component for all asset classes and exclude short-term leases (those with terms of 12 months or less) from balance sheet presentation.

The effects related to the adoption of this accounting standard are specified in Note 1.

Accounting Policy for Leases

The Company determines if an arrangement is a lease at inception. All of the Company’s leases are operating leases and are recorded in ROU assets, accounts payable and operating lease liabilities in its consolidated balance sheet as of March 31, 2020 (Successor).

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligations to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date of a lease based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease. The lease term includes options to extend when the Company is reasonably certain to exercise the option. The Company is not, however, reasonably certain that the Company will exercise any option(s) to extend at commencement of a lease as each extension would be based on the relevant facts and circumstances at the time of the decision to exercise or not exercise an extension option, and as such, they have not been included in the remaining lease terms. The Company will evaluate the impact of lease extensions, if and when the exercise of an extension option is probable.

Overview

The Company has non-cancelable operating leases in connection with the lease of certain equipment, including leases for aircraft, and land and facilities used in its operations. The related lease agreements, which range from non-cancelable and month-to-month terms, generally provide for fixed monthly rentals, and can also include renewal options. The Company generally pays all insurance, taxes and maintenance expenses associated with these leases, and these costs are not included in the lease liability and are recognized in the period in which they are incurred.

The aircraft leases range from base terms of up to 180 months with renewal options of up to 60 months in some cases, include purchase options upon expiration and some include early purchase options. The leases contain terms customary in transactions of this type, including provisions that allow the lessor to repossess the aircraft and requires the Company to pay a stipulated amount if the Company defaults on its obligations under the agreements. The following is a summary of the terms related to aircraft leased under operating leases with original terms in excess of one year as of March 31, 2020 (Successor).

Successor
End of Lease Term	Number of Aircraft
Fiscal year 2021 to fiscal year 2022	17
Fiscal year 2023 to fiscal year 2026	29
46

Rent expense incurred is as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Fiscal Year Ended March 31,
			2019	2018
Rent expense under all operating leases	$50,061	$101,543	$192,316	208,691
Rent expense under operating leases for aircraft	$43,044	$88,599	$168,299	181,318

Operating leases as of March 31, 2020 (Successor) were as follows (in thousands, except years and percentages):

Successor
Operating lease right-of-use assets	$305,962
Current portion of operating lease liabilities	81,484
Operating lease liabilities	224,595
Total operating lease liabilities	$306,079

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019
Cash paid for operating leases	$48,967	$95,601
ROU assets obtained in exchange for lease obligations	$338,257	$256,242
Weighted average remaining lease term	4 years	5 years
Weighted average discount rate	6.27%	7.14%

As of March 31, 2020 (Successor), aggregate future payments under all non-cancelable operating leases that have initial terms in excess of one year, including leases for 46 aircraft, are as follows (in thousands):

		Successor
	Aircraft	Other	Total
Fiscal year ending March 31,
2021	$89,736	$7,680	$97,416
2022	77,229	6,435	83,664
2023	58,583	6,468	65,051
2024	46,005	6,086	52,091
2025	28,370	5,005	33,375
Thereafter	2,170	16,382	18,552
	$302,093	$48,056	$350,149

As of March 31, 2019 (Predecessor), aggregate future payments under all non-cancelable operating leases that have initial terms in excess of one year, including leases for 75 aircraft, are as follows (in thousands):

		Predecessor
	Aircraft	Other	Total
Fiscal year ending March 31,
2020	$121,516	$11,367	$132,883
2021	59,999	9,814	69,813
2022	39,035	8,797	47,832
2023	16,605	8,396	25,001
2024	5,086	8,513	13,599
Thereafter	—	29,256	29,256
	$242,241	$76,143	$318,384

The Company leases six S-92 model aircraft and one AW139 model aircraft from VIH Aviation Group Ltd., which is a related party due to common ownership of Cougar and paid lease fees of $5.5 million, $8.6 million, $16.1 million and $19.3 million during the five months ended March 31, 2020 (Successor), seven months ended October 31, 2019 (Predecessor), fiscal year 2019 (Predecessor) and fiscal year 2018 (Predecessor), respectively. The Company leases a facility in Galliano, Louisiana from VIH Helicopters USA, Inc., another related party due to common ownership of Cougar, and paid lease fees of $0.1 million, $0.1 million, $0.2 million and $0.2 million in lease fees during the five months ended March 31, 2020 (Successor), seven months ended October 31, 2019 (Predecessor), fiscal year 2019 (Predecessor) and fiscal year 2018 (Predecessor), respectively.

In April and May 2019 (Predecessor), the Company returned its remaining four H225 leased aircraft and paid $4.3 million in lease return costs. As of June 30, 2019 (Predecessor), the Company accrued an additional $2.8 million in lease return costs, $9.7 million in future rent and $9.4 million in deferred rent related to these four H225 lease returns. Also, the Company reduced its ROU assets by $11.9 million and operating lease liabilities by $12.4 million in connection with these lease returns during the three months ended June 30, 2019 (Predecessor). For further information regarding the Omnibus Agreement, see Note 8.

In June 2019 (Predecessor), the Company rejected ten aircraft leases, including nine S-76C+s and one S-76D, and recorded $26.0 million of lease termination costs, net. In September 2019 (Predecessor), the Company recorded an additional $4.2 million of lease termination costs to adjust its liabilities subject to compromise to the allowed claim. Also, in connection with these ten aircraft lease returns, the Company reduced its ROU assets by $18.6 million and operating lease liabilities by $20.2 million in the Predecessor period. On October 31, 2019 (Predecessor), as part of the Plan, the Company settled and paid these liabilities in full for $3.9 million.

In September 2019 (Predecessor), the Company rejected the lease for its corporate headquarters in Houston, Texas. As of September 30, 2019 (Predecessor), the Company recorded an allowed claim of $5.3 million, which was settled and paid in full for $0.6 million on October 31, 2019 (Predecessor), as part of the Plan. Also, in connection with the corporate lease rejection, as of September 30, 2019 (Predecessor), the Company reduced its ROU assets by $13.2 million and operating lease liabilities by $18.9 million.

In connection with the adoption of fresh-start accounting, the Company made the accounting policy election in accordance with ASC 805 to not recognize lease assets or liabilities upon emergence for any leases that have a remaining lease term of 12 months or less as of the Effective Date. Any ROU asset or lease liability that meets the criteria was written off by offsetting each other with any resulting gain or loss recognized as a fresh-start adjustment on the Predecessor’s consolidated statements of operations. Any future lease expenses will be expensed on a straight-line basis over the lease term or for variable lease payments in the period in which the obligation for those payments is incurred. Further, the ROU asset was reduced on a net basis by $2.6 million for changes in fair value related to favorable or unfavorable lease terms with the offset recorded as reorganization expense, net in the Predecessor’s consolidated statement of operations.